RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
China Hospitality JV, Ltd. (“China Hospitality JV”)	Property management company	Equity method investee of the Group
Smart Lodging Group (Cayman) Limited (“Smart Lodging”)	Hotel chain	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Suzhou Huali Jinshi Construction Decoration Co., Ltd. ( “Huali Jinshi”)	Building decoration company	Equity method investee of the Group
Shenzhen Hitone Investment Fund Partnership (LLP) ( “Hitone”)	Fund	Equity method investee of the Group
AZURE Hospitality Fund I Limited Partnership ( “AZURE”)	Fund	Equity method investee of the Group
AAPC Hotel Management Co., Ltd. ( “AAPC”)	Hotel management company	Equity method investee of the Group

Schedule of amounts due from related parties

	As of
	December 31,	September 30,
	2021	2022
Sheen Star	33	31
Zhuchuang	27	27
Trip.com	17	71
Cjia Group	29	29
Lianquan	49	44
Others	12	18
Allowance for expected credit losses	(17)	(37)
Total	150	183

Schedule of amounts due to related party

	As of
	December 31,	September 30,
	2021	2022
Trip.com	44	51
Cjia Group	101	27
Huali Jinshi	47	—
Others	5	7
Total	197	85

Schedule of significant related party transactions

	Nine Months Ended September 30,
	2021	2022
Commission expenses to Trip.com	78	43
Lease expenses to Trip.com	14	14
Lease expenses to Cjia Group	—	25
Service fee to Huali Jinshi	10	—
Service fee to AAPC	—	3
Brand use fee, reservation fee and other related service fee to Accor	15	—
Goods sold and service provided to Cjia Group	10	—
Loan payment to Hitone	5	—
Service fee from Trip.com	52	49
Service fee from AAPC	3	2
Service fee from China Hospitality JV	2	1
Service fee from Sheen Star	3	3
Service fee from AZURE	—	3
Sublease income from Lianquan	8	9
Sublease income from Cjia Group	5	4
Business acquisition of CitiGO from Cjia Group	783	—
Business acquisition of one individual company from Cjia Group	51	—